Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Debentures Tables [Abstract]
Schedule of credit facility - other

	December 31, 2021	December 31, 2020

Principal balance	41,375	43,442
Discount	(2,323)	(3,575)

	39,052	39,867
Interest payable	742	791

	39,794	40,658

Schedule of contractual repayment dates

	Principal component of quarterly payment	Principal due on maturity	Total
2022	2,705	—	2,705
2023	3,296	16,421	19,717
2024	941	18,012	18,953

	6,942	34,433	41,375